N-2	Jun. 23, 2026 shares
Cover [Abstract]
Entity Central Index Key	0001340736
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	Eaton Vance Tax-Managed Diversified Equity Income Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

Fund	No. of Common Shares Outstanding on June 2, 2026	No. of APS Outstanding on June 2, 2026
Senior Floating-Rate Trust	29,523,618	20
Tax-Advantaged Dividend Income Fund	74,542,782	–
Tax-Advantaged Global Dividend Income Fund	76,321,908	–
Tax-Managed Diversified Equity Income Fund	159,280,608	–
Tax-Managed Global Diversified Equity Income Fund	305,936,026	–

Common Shares Tax-Managed Diversified Equity Income Fund [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Tax-Managed Diversified Equity Income Fund
Outstanding Security, Authorized [Shares]	159,280,608